UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) / EQUITY ¥ in Thousands, $ in Thousands	Cumulative effect of adoption of new accounting standard, adjustment Accumulated Deficit CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment Total Shareholders' (Deficit)/Equity CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Deficit CNY (¥)	Total Shareholders' (Deficit)/Equity CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019				¥ 1,827		¥ 40,227,856	¥ (203,048)	¥ (46,326,321)	¥ (6,299,686)	¥ 22,087	¥ (6,277,599)
Balance (in shares) at Dec. 31, 2019 | shares				1,067,467,877	(2,995,217)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of adoption of new accounting standard	¥ (22,969)	¥ (22,969)	¥ (22,969)
Accretion on redeemable non-controlling interests to redemption value						(205,864)			(205,864)		(205,864)
Issuance of ordinary shares				¥ 321		14,923,086			14,923,407		14,923,407
Issuance of ordinary shares (in shares) | shares				184,575,000
Issuance of restricted share units				¥ 4		54,508			54,512		54,512
Issuance of restricted share units (in shares) | shares				2,203,469	(2,203,469)
Conversion of convertible senior notes to ordinary shares				¥ 243		3,131,661			3,131,904		3,131,904
Conversion of convertible senior notes to ordinary shares (in shares) | shares				142,639,348
Exercise of share options				¥ 19		121,887			121,906		¥ 121,906
Exercise of share options (in shares) | shares				11,178,942	354,181						11,533,123	11,533,123
Vesting of restricted shares						3,114			3,114		¥ 3,114
Vesting of restricted shares (in shares) | shares					2,197,366
Vesting of share options						123,780			123,780		123,780
Cancellation of restricted shares (in shares) | shares				(12,516)	12,516
Capital withdrawal by non-controlling interests										(15,000)	(15,000)
Foreign currency translation adjustment							104,920		104,920		104,920
Net loss								(3,912,756)	(3,912,756)	(2,703)	(3,915,459)
Balance at Sep. 30, 2020				¥ 2,414		58,380,028	(98,128)	(50,262,046)	8,022,268	4,384	8,026,652
Balance (in shares) at Sep. 30, 2020 | shares				1,408,052,120	(2,634,623)
Balance at Dec. 31, 2020				¥ 2,679		78,880,014	(65,452)	(51,648,410)	27,168,831	2,125	27,170,956
Balance (in shares) at Dec. 31, 2020 | shares				1,529,031,103	(2,491,715)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value						(6,519,698)			(6,519,698)		(6,519,698)
Settlement of capped call options and zero strike call options (Note 11(ii))					¥ (1,849,600)	1,849,600
Settlement of capped call options and zero strike call options (Note 11(ii)) (in shares) | shares					(16,402,643)
Issuance of ordinary shares				¥ 4		602,810			602,814		602,814
Issuance of ordinary shares (in shares) | shares				2,593,179
Issuance of restricted share units						148,869			148,869		148,869
Issuance of restricted share units (in shares) | shares				549,376
Conversion of convertible senior notes to ordinary shares				¥ 101		4,198,347			4,198,448		4,346,841	$ 674,619
Conversion of convertible senior notes to ordinary shares (in shares) | shares				62,486,411
Exercise of share options				¥ 12		100,521			100,533		¥ 100,533
Exercise of share options (in shares) | shares				7,328,883	223,324						7,552,207	7,552,207
Vesting of restricted shares						224,142			224,142		¥ 224,142
Vesting of restricted shares (in shares) | shares				35,587
Vesting of share options						389,307			389,307		389,307
Conversion of convertible senior notes to ordinary shares - related parties				¥ 12		148,381			148,393		148,393
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares				7,219,872
Cancellation of restricted shares (in shares) | shares				(188,343)	188,343
Capital injection from non-controlling interests (Note 2(n))										100,000	100,000
Foreign currency translation adjustment							(168,944)		(168,944)		(168,944)	$ (26,220)
Net loss								(1,873,389)	(1,873,389)	(131)	(1,873,520)	(290,766)
Balance at Sep. 30, 2021				¥ 2,808	¥ (1,849,600)	¥ 80,022,293	¥ (234,396)	¥ (53,521,799)	¥ 24,419,306	¥ 101,994	¥ 24,521,300	$ 3,805,646
Balance (in shares) at Sep. 30, 2021 | shares				1,609,056,068	(18,482,691)